Subsequent Event	12 Months Ended
Dec. 31, 2020
Subsequent Event
Subsequent Event

20.Subsequent Event

The Group entered into a series of agreements with an outside investor for the following capital transactions:

●	On January 19, 2021, the Company issued a convertible note for a principle amount of US$10.0 million with an annual interest rate of 5% and a maturity date of January 19, 2022. The note can be converted into the Company's ADSs at the option of the holder based on a conversion prices determined to be the lower of (1) US$4.20 per ADS, or (2) 88% of the lowest daily volume weighted average trading price ("VWAP") of the Company's ADSs during the ten consecutive trading days immediately preceding the conversion date or other date of determination. The Group received a net proceed of US$8.9 million from this issuance and as of the issuance date of the audited consolidated financial statements, the note has been converted to 3,933,317 ADSs with the average conversion price of US$2.54 per ADS.
●	On January 22, 2021, the Company entered into a standby equity distribution agreement (the "SEDA") this investor pursuant to which the Company has an option to sell up to US$20.0 million of its ADSs solely at the Company's request any time during the 36 months following the date of the SEDA at a purchase price determined to be at 90% of the market price, which is defined as the lowest daily VWAP of the Company's ADSs during the five consecutive trading days commencing on the trading day following the date the Company submits an advance notice to this investor.
●	On March 19, 2021, the Company issued a convertible note for a principle amount of US$20 million with an annual interest of 5% per year and maturity date of March 19, 2022 and a fixed conversion price of US$5.0 per ADS. Beginning on June 1, 2021 and continuing on the first day of each calendar month thereafter through January 2022, a portion of the principal amount plus an 8% redemption premium and plus accrued and unpaid interest will be subject to redemption in cash, ADSs through conversion of the note or a combination of both at the Company’s option in the event that the daily VWAP on each of the five consecutive trading days immediately prior to the redemption date does not exceed a price equal to 108% of the fixed conversion price. The Group received a net proceed of US$18.2 million from this issuance.

From January to April 26, 2021, the Group granted options to its management team to purchase 3,120,150 Class A ordinary shares of the Company with exercise price of US$0.0002 with 4 year vesting schedule under the 2012 Share Incentive Plan and 2018 Share Incentive Plan.

Pursuant to the repurchase shares program announced on May 18, 2020, 24,237,100 shares (equivalent to 484,742 ADSs) of the Company's Class A ordinary shares were purchased from January 1, 2021 through April 26, 2021 for a total cash consideration of US$1.3 million from the public market.